Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Equity Trust
Prospectus Date	rr_ProspectusDate	Jul. 27, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 15, 2016